Administrative Expenses	12 Months Ended
Dec. 31, 2022
Administrative Expenses [Abstract]
ADMINISTRATIVE EXPENSES

NOTE 31 - ADMINISTRATIVE EXPENSES

For the years ended December 31, 2022, 2021 and 2020, the composition of the item is as follows:

	For the years ended December 31,
	2022	2021	2020
	MCh$	MCh$	MCh$
General administrative expenses
Maintenance and repair of property, plant and equipment	23,411	22,157	20,300
Short term leases contracts	5,503	3,844	1,625
Other expenses related to leases contracts	30	20	78
Insurance payments	5,656	5,133	5,064
Office supplies	6,588	4,285	4,774
IT and communication expenses	85,209	80,965	68,436
Heating, and other utilities	5,514	4,213	5,455
Security and valuables transport services	16,459	13,490	12,365
Representation and personnel travel expenses	2,314	2,723	2,375
Judicial and notarial expenses	911	915	860
Fees for technical reports, assessments and auditing	8,760	7,950	8,460
Fines applied by FMC	51	-	-
Other general administrative expenses	20,631	14,337	13,110
Subtotal	181,037	160,032	142,848
Outsourced services
Data processing	41,714	36,250	38,032
Technological development, certification and testing service	3,197	3,442	2,351
Administration and supply of external human resources	21	105	-
Call center for sale, marketing and control quality of client’ services	15	8	-
External collection services	427	241	222
External ATM administration and maintenance services	525	377	331
External cleaning, casino, custody, storage services	4,691	4,395	3,620
Product sale and distribution services	119	368	1,025
External credit evaluation services	5,195	7,243	7,496
Other	26,042	21,887	19,436
Subtotal	81,946	74,316	72,513
Board expenses	1,764	1,539	1,517
Marketing expenses	25,984	26,321	16,791
Taxes, payroll taxes, and contributions
Real estate taxes	2,107	1,893	2,214
Patents	2,134	2,289	2,135
Other taxes	2	5	5
Contributions to FMC	15,245	13,739	12,427
Subtotal	19,488	17,926	16,781
Total	310,219	280,134	250,450